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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                          Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through April 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

                                     PIONEER
                             -----------------------
                                      HIGH
                                      YIELD
                                      FUND


                                   Semiannual
                                     Report

                                     4/30/04

                                 [LOGO] PIONEER Investments(R)

Table of Contents
----------------------------------------------------

Letter to Shareowners                              1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    8

Schedule of Investments                           11

Financial Statements                              23

Notes to Financial Statements                     32

Trustees, Officers and Service Providers          40

Programs and Services for Pioneer Shareowners     41

Retirement Plans from Pioneer                     43

Pioneer High Yield Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. Heading into April, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

In general terms, smaller companies outperformed large companies and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.

Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your adviser, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]


       Corporate Bonds                                             49.7%
       Convertible Corporate Bonds                                 44.2%
       Convertible Preferred Stocks                                 3.2%
       Temporary Cash Investments                                   2.7%
       U.S. Common Stocks                                           0.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

       Materials                                                   23.2%
       Information Technology                                      22.6%
       Health Care                                                 15.3%
       Industrials                                                 11.5%
       Consumer Discretionary                                       9.7%
       Financials                                                   9.1%
       Energy                                                       6.4%
       Utilities                                                    2.2%

Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term securities)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

       BBB                                                          9.1%
       BB                                                          28.1%
       B                                                           35.9%
       CCC & Lower                                                  6.8%
       Cash and Equivalents                                         0.5%
       Not Rated                                                   19.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 --------------------------------------------------------------
  1. Tesoro Petroleum Corp., 9.625%, 4/1/12                3.27%
 --------------------------------------------------------------
  2. Conexant Systems, Inc., 4.0%, 2/1/07                  2.70
 --------------------------------------------------------------
  3. Texas Industries, Inc., 10.25%, 6/15/11               2.60
 --------------------------------------------------------------
  4. Interpublic Group Inc., 7.25%, 8/15/11                2.49
 --------------------------------------------------------------
  5. Crown Holdings, 9.5%, 3/1/11                          2.19
 --------------------------------------------------------------
  6. Ivax Corp., 4.5%, 5/15/08                             2.17
 --------------------------------------------------------------
  7. Bowater Inc., 6.5%, 6/15/13                           2.09
 --------------------------------------------------------------
  8. Freeport Mc-Copp., Inc., 5.5%, 12/31/49 (144A)        2.08
 --------------------------------------------------------------
  9. SCI Systems Inc., 3.0%, 3/15/07                       2.07
 --------------------------------------------------------------
 10. LNR Property Corp., 7.25%, 10/15/13                   1.76
 --------------------------------------------------------------

* This list excludes money market and derivative investments. Fund holdings will vary for other periods.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $11.73    $11.59

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.365       $ -             $0.0096

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

--------------------------------------------------------------------------------
Average Annual Total Returns+
(As of April 30, 2004)

                   Net Asset   Public Offering
Period               Value         Price*
Life-of-Class
(2/12/98)            11.92%        11.10%
5 Years              14.90         13.86
1 Year               17.87         12.57
--------------------------------------------------------------------------------

    All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                                                  ML Index of
          Pioneer High     ML High Yield       Convertible Bonds
          Yield Fund*     Master II Index    (Speculative Quality)

 2/98        $9,550           $10,000              $10,000
             $8,260            $9,612               $9,185
10/99       $10,069           $10,151              $12,442
            $13,203            $9,980              $14,165
10/01       $13,773            $9,985              $10,316
            $13,302            $9,332              $10,042
            $18,201           $12,424              $14,348
 4/04       $19,007           $13,089              $15,340


     Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $11.77    $11.63

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.3182      $ -             $0.0096

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

--------------------------------------------------------------------------------
Average Annual Total Returns+
(As of April 30, 2004)

                       If         If
Period                Held     Redeemed*
Life-of-Class
(2/12/98)            11.16%      11.16%
5 Years              14.15       14.03
1 Year               17.01       13.01
--------------------------------------------------------------------------------

     All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment++

                                                  ML Index of
          Pioneer High     ML High Yield       Convertible Bonds
          Yield Fund*     Master II Index    (Speculative Quality)
 2/98       $10,000           $10,000               $10,000
             $8,602            $9,612                $9,185
10/99       $10,412           $10,151               $12,442
            $13,619            $9,980               $14,165
10/01       $14,089            $9,985               $10,316
            $13,497            $9,332               $10,042
            $18,349           $12,424               $14,348
 4/04       $19,084           $13,089               $15,340


     Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $11.88    $11.73

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.3193      $ -             $0.0096

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

--------------------------------------------------------------------------------
Average Annual Total Returns+
(As of April 30, 2004)

                       If         If
Period                Held     Redeemed*
Life-of-Class
(2/12/98)            11.32%     11.32%
5 Years              14.35      14.35
1 Year               16.97      16.97
--------------------------------------------------------------------------------

     All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment++

                                                  ML Index of
          Pioneer High     ML High Yield       Convertible Bonds
          Yield Fund*     Master II Index    (Speculative Quality)
 2/98       $10,000           $10,000              $10,000
             $8,602            $9,612               $9,185
10/99       $10,412           $10,151              $12,442
            $13,738            $9,980              $14,165
10/01       $14,219            $9,985              $10,316
            $13,626            $9,332              $10,042
            $18,500           $12,424              $14,348
 4/04       $19,252           $13,089              $15,340


     Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $12.88    $12.66

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.3568      $ -             $0.0096

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

--------------------------------------------------------------------------------
Average Annual Total Returns**
(As of April 30, 2004)
                     If         If
Period              Held     Redeemed*
Life-of-Class
(2/12/98)+         13.03%      13.03%
5 Years+           16.47       16.47
1 Year             18.20       18.20
--------------------------------------------------------------------------------

     All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to CDSC.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment++

                                                  ML Index of
          Pioneer High     ML High Yield       Convertible Bonds
          Yield Fund*     Master II Index    (Speculative Quality)
 2/98       $10,000           $10,000               $10,000
             $8,611            $9,612                $9,185
10/99       $10,448           $10,151               $12,442
            $13,642            $9,980               $14,165
10/01       $14,151            $9,985               $10,316
            $13,596            $9,332               $10,042
            $20,232           $12,424               $14,348
 4/04       $21,168           $13,089               $15,340


     Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

** The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

+ The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $11.70    $11.56

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.3853      $ -             $0.0096

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

--------------------------------------------------------------------------------
Average Annual Total Returns+
(As of April 30, 2004)

                       If         If
Period               Held*     Redeemed*
Life-of-Class
(2/12/98)           12.06%      12.06%
5 Years             15.01       15.01
1 Year              17.97       17.97
--------------------------------------------------------------------------------

* All returns reflect reinvestment of distributions at net asset value.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment++

                                                  ML Index of
          Pioneer High     ML High Yield       Convertible Bonds
          Yield Fund*     Master II Index    (Speculative Quality)
 2/98       $10,000           $10,000               $10,000
             $8,665            $9,612                $9,185
10/99       $10,589           $10,151               $12,442
            $13,827            $9,980               $14,165
10/01       $14,420            $9,985               $10,316
            $13,967            $9,332               $10,042
            $19,171           $12,424               $14,348
 4/04       $20,056           $13,089               $15,340

     Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04
--------------------------------------------------------------------------------

High-yield bonds continued a string of solid performance during the six months ended April 30, 2004. Here, Fund manager Margaret Patel explains the rebound in the high-yield market and the factors that influenced the Fund's performance.

Q:   How did the Fund perform?

A: During the six months ended April 30, 2004, the Fund had a total return based on net asset value of 4.43% for the Fund's Class A shares, 4.01% for Class B shares, 4.07% for Class C shares, 4.65% for Class R shares, and 4.61% for Class Y shares. To compare, the Merrill Lynch High Yield Master II Index returned 5.35%.

Q: What was the environment like for the high-yield market during the past six months?

A: The yield spread, or differential, between high-yield bonds and comparable Treasuries narrowed, highlighting the solid performance of the high-yield market. This yield spread narrowing reflected a brighter outlook for the economy and the declining default rate among high-yield bonds. The Federal Reserve Board aided the positive backdrop by providing ample liquidity to the markets in the form of historically low interest rates. A modest level of new supply also benefited the high-yield market, helping to buoy price appreciation among outstanding bonds as demand for the asset class remained high. With interest rates so low, investors looked to the high-yield market for more attractive yields at a time when the strengthening economy made them more comfortable venturing there.

Q: Why did the Fund modestly underperform the Merrill Lynch High Yield Master II Index?

A: Much of the stronger relative performance offered by the index came from the outperformance of low-quality bonds rated CCC or lower. We had very little exposure to the lower-rated segments of the market, instead focusing more of the Fund on those securities rated BB or BBB. These higher-rated bonds tend to be more sensitive to changes in interest rates and, thus, suffered on a relative basis as yields on comparable intermediate Treasury securities rose during the period. However, we felt that the better-quality issues should offer more favorable performance at this juncture in the market cycle. In addition, more speculative industries, such as

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     airlines, telecommunications and lower-tier electric utilities, were among the best performers during the period. We avoided these industries, feeling that they were too risky and did not meet our investment criteria, particularly because we believed that they were less likely to benefit from an economic upturn than the alternatives we found in other sectors.

Q:   What was your strategy during the period?

A: We decreased the proportion of the Fund devoted to convertible securities from about 56% of the portfolio to just over 49%, and increased its stake in standard corporate high-yield bonds from about 43% to about 50%. We made this move because many convertible securities became fully valued, having benefited from low interest rates and the substantial increase in the underlying value of the issuing companies' stocks. We invested the proceeds from these sales in the areas we judged to be most attractively valued within the high-yield market. We also reduced the Fund's allocations to the technology and health care sectors, including investments in pharmaceutical and biotechnology companies. These securities offered substantial outperformance, reaching fully valued levels. In addition, some technology companies called a number of convertible bonds. That is, the issuers decided to redeem the bonds by paying them off, requiring us to surrender the securities. The assets we gained from our sales and redemptions were used to increase the Fund's focus on cyclical companies that we felt were best positioned to benefit from an improving economy. Overall, these firms should benefit from better supply and demand fundamentals, as well as being helped modestly by the cheapening U.S. dollar.

Q: Does your recent strategy mean you're gravitating away from a focus on convertible securities?

A: No, it does not. Convertible securities remain a viable investment alternative for the Fund. When we use them, we look for those convertibles that are selling at discounted prices and offering high yields. We invest in companies within industries where generic high-yield bonds are not in strong supply, especially smaller companies within rapidly growing industries. Discounted convertible securities can offer appealing prospects because their prices can appreciate more than regular bonds if the underlying value of the company's

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04                              (continued)
--------------------------------------------------------------------------------

     stock rises. Also, holders of convertible bonds can earn attractive yields similar to those offered within the high-yield market.

Q: Which investments proved to be some of the top performers during the fiscal year? Which disappointed?

A: Tesoro Petroleum was one of the top performers during the period. This West Coast refining company profited from improved refining margins. Wabash National, which manufactures truck trailers, benefited from improved demand and better pricing. The health care sector offered particularly strong performance for the Fund, with Protein Design Labs, Enzon Pharmaceuticals, Human Genome, Ligand Pharmaceuticals and Sepracor all demonstrating success with drug discovery or bringing new pharmaceutical products forward for approval. In technology, Flir Systems, Xerox, Conexant Systems, Lam Research, Brooks Automation and Triquint Semiconductors all posted improved operating results driven by firmer pricing and a better outlook for the industry.

     Disappointments included basic materials holdings Freeport Mac MoRan and Inco. These holdings declined due to concerns about softening demand for their products from China. In addition, publisher Houghton Mifflin fell due to disappointing earnings results and projections.

Q:   What is your outlook?

A: We remain optimistic because we expect corporate earnings growth rates to continue to come in above long-term averages as the U.S. economy expands. We also anticipate further declines in the default rate to well below its historical average of 3%, due to solid economic growth and substantial liquidity in the marketplace. Although we expect yields on Treasuries to rise, we feel that the extra income offered by high-yield bonds should outweigh the price erosion that accompanies such an increase. The outlook for the equity market is very bright, reflecting positive earnings forecasts. As a result, convertible securities could appreciate in price should the underlying stocks move upward in response to better earnings reports.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04                                      (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                       Value
              CONVERTIBLE PREFERRED STOCKS - 3.2%
              Diversified Financials - 0.1%
  290,500     Nuevo Energy, 5.75%, 12/15/26                           $   13,377,525
                                                                      --------------
              Total Diversified Financials                            $   13,377,525
                                                                      --------------
              Materials - 2.4%
              Construction Materials - 0.3%
  624,560     TXI Capital Trust I, 5.5%, 6/30/28                      $   27,480,640
                                                                      --------------
              Diversified Metals & Mining - 2.1%
  194,000     Freeport-McCopp., 5.5%, 12/31/49 (144A)                 $  170,477,500
                                                                      --------------
              Total Materials                                         $  197,958,140
                                                                      --------------
              Technology Hardware & Equipment - 0.1%
  105,200     General Cable Corp., 5.75%, 11/24/13                    $    5,786,000
                                                                      --------------
              Total Technology Hardware & Equipment                   $    5,786,000
                                                                      --------------
              Utilities - 0.6%
  902,850     CMS Energy Corp., 4.5%, (144A)                          $   49,205,325
                                                                      --------------
              Total Utilities                                         $   49,205,325
                                                                      --------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $279,720,088)                                     $  266,326,990
                                                                      --------------

 Principal
   Amount
              CONVERTIBLE CORPORATE BONDS - 44.9%
              Capital Goods - 4.9%
              Aerospace & Defense - 1.3%
$ 35,025,000  Alliant Tech Systems, Inc., 2.75%, 2/15/24
                (144A)                                                $   35,988,187
  57,835,000  EDO Corp., 5.25%, 4/15/07+                                  61,594,275
   8,083,000  L-3 Communications Holdings, 4.0%, 9/15/11                   9,638,978
                                                                      --------------
                                                                      $  107,221,440
                                                                      --------------
              Building Products - 0.6%
  40,580,000  Lennox International, 6.25%, 6/1/09                     $   49,406,150
                                                                      --------------
              Construction & Engineering - 1.2%
  44,110,000  Quanta Services, Inc., 4.0%, 7/1/07+                    $   41,187,713
  59,375,000  Quanta Services, Inc., 4.5%, 10/1/23 (144A)+(b)             57,890,625
   2,970,000  Quanta Services, Inc., 4.5%, 10/1/23+                        2,895,750
                                                                      --------------
                                                                      $  101,974,088
                                                                      --------------


The accompanying notes are an integral part of these financial statements.    11

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                                      Value
                 Construction & Farm Machinery & Heavy Trucks - 0.7%
$35,600,000      Wabash National Corp., 3.25%, 8/1/08 (144A)+         $   55,224,500
                                                                      --------------
                 Electrical Component & Equipment - 1.0%
192,640,000      Roper Industries, Inc., 1.4813%, 1/15/34             $   82,835,200
                                                                      --------------
                 Industrial Machinery - 0.1%
  1,850,000      Kaydon Corp., 4.0%, 5/23/23 (144A)                   $    2,141,375
  2,630,000      Kaydon Corp., 4.0%, 5/23/23                               3,044,225
                                                                      --------------
                                                                      $    5,185,600
                                                                      --------------
                 Total Capital Goods                                  $  401,846,978
                                                                      --------------
                 Energy - 0.8%
                 Oil & Gas Drilling - 0.2%
 12,250,000      Pride International, Inc., 3.25%, 5/1/33 (144A)      $   12,648,125
                                                                      --------------
                 Oil & Gas Exploration & Production - 0.6%
 36,770,000      McMoran Exploration Co., 6.0%, 7/2/08+               $   50,788,563
                                                                      --------------
                 Total Energy                                         $   63,436,688
                                                                      --------------
                 Health Care Equipment & Services - 2.2%
                 Health Care Equipment - 0.7%
  6,250,000      Mentor Corp., 2.75%, 1/1/24 (144A)                   $    7,773,437
 47,300,000      Wilson Greatbatch Technology, 2.25%, 6/15/13+(b)         52,739,500
                                                                      --------------
                                                                      $   60,512,937
                                                                      --------------
                 Health Care Facilities - 1.5%
 58,280,000      Community Health Systems, 4.25%, 10/15/08(b)         $   61,776,800
 57,897,000      Lifepoint Hospitals Holdings, 4.5%, 6/1/09(b)            62,022,161
                                                                      --------------
                                                                      $  123,798,961
                                                                      --------------
                 Total Health Care Equipment & Services               $  184,311,898
                                                                      --------------
                 Materials - 7.2%
                 Commodity Chemicals - 0.9%
 52,850,000      Millennium Chemicals, Inc., 4.0%, 11/15/23
                   (144A)+                                            $   78,085,875
                                                                      --------------
                 Diversified Metals & Mining - 3.0%
 89,900,000      Freeport McMoRan Copper & Gold, Inc., 7.0%,
                   2/11/11                                            $  123,275,375
 73,450,000      Inco, Ltd., 3.5%, 3/14/52(b)                             93,189,687
 22,550,000      Massey Energy Co., 4.75%, 5/15/23                        33,965,937
                                                                      --------------
                                                                      $  250,430,999
                                                                      --------------


12    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount                                                                     Value
               Gold - 1.2%
 $ 49,350,000  Coeur D'Alene Mines Corp., 1.25%, 1/15/24(b)           $   44,970,188
   55,850,000  Placer Dome, Inc., 2.75%, 10/15/23 (144A)                  60,038,750
                                                                      --------------
                                                                      $  105,008,938
                                                                      --------------
               Specialty Chemicals - 1.0%
  151,405,000  RPM International, Inc., 1.389%, 5/13/33               $   79,487,625
                                                                      --------------
               Steel - 1.1%
   99,395,000  Graftech International, 1.625%, 1/15/24 (144A)+        $   87,219,112
                                                                      --------------
               Total Materials                                        $  600,232,549
                                                                      --------------
               Media - 1.4%
    1,821,000  Interpublic Group Companies, 4.5%, 3/15/23
                 (144A)                                               $    2,754,263
   73,445,000  Interpublic Group Companies, 4.5%, 3/15/23(b)             111,085,563
                                                                      --------------
               Total Media                                            $  113,839,826
                                                                      --------------
               Pharmaceuticals & Biotechnology - 9.3%
               Biotechnology - 4.8%
   63,690,000  Cubist Pharmaceuticals, 5.5%, 11/1/08                  $   58,515,188
  107,569,000  CV Therapeutics, 4.75%, 3/7/07+                           102,728,395
   37,600,000  CV Therapeutics 2.0%, 5/16/23+                             28,576,000
   36,136,000  Enzon, Inc., 4.5%, 7/1/08                                  34,464,710
   51,026,000  Human Genome Sciences, 5.0%, 2/1/07(b)                     50,579,522
  123,019,000  Human Genome Sciences, 3.75%, 3/15/07                     118,867,109
    3,600,000  Protein Design Labs, Inc., 2.75%, 8/16/23 (144A)            5,206,500
                                                                      --------------
                                                                      $  398,937,424
                                                                      --------------
               Pharmaceuticals - 4.5%
  176,355,000  Ivax Corp., 4.5%, 5/15/08                              $  178,118,550
   36,450,000  KV Pharmaceuticals Co., 2.5%, 5/16/33 (144A)               44,104,500
      980,000  KV Pharmaceuticals Co., 2.5%, 5/16/33                       1,185,800
   21,070,000  Ligand Pharmaceuticals, 6.0%, 11/16/07                     74,508,788
   10,500,000  Valeant Pharmaceuticals, Inc., 3.0%, 8/16/10 (144A)        10,762,500
    4,650,000  Valeant Pharmaceuticals, Inc., 4.0%, 11/15/13
                 (144A)                                                    4,859,250
   68,307,000  Vertex Pharmaceuticals, Inc., 5.75%, 2/15/11
                 (144A)+                                                  62,330,138
                                                                      --------------
                                                                      $  375,869,526
                                                                      --------------
               Total Pharmaceuticals & Biotechnology                  $  774,806,950
                                                                      --------------


The accompanying notes are an integral part of these financial statements.    13

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                    Value
                 Real Estate - 0.2%
$10,205,000      LNR Property Corp., 5.5%, 3/1/23                  $   13,636,431
                                                                   --------------
                 Total Real Estate                                 $   13,636,431
                                                                   --------------
                 Retailing - 0.7%
 15,500,000      Pep Boys-Manny Moe Jack, 4.25%, 6/1/07            $   20,615,000
 39,380,000      Sonic Automotive, Inc., 5.25%, 5/7/09                 39,675,350
                                                                   --------------
                 Total Retailing                                   $   60,290,350
                                                                   --------------
                 Semiconductors - 8.2%
                 Semiconductor Equipment - 3.7%
 37,771,000      Advanced Energy Industries, Inc., 5.25%,
                   11/15/06                                        $   37,110,007
 64,350,000      Axcelis Technologies, 4.25%, 1/15/07(b)               63,626,062
 91,187,000      Brooks Automation, Inc., 4.75%, 6/1/08                91,642,935
  6,300,000      Cymer Inc., 3.5%, 2/15/09                              6,339,375
 45,952,000      EMCORE Corp., 5.0%, 5/15/11+                          42,448,160
 24,606,000      FEI Co., 5.5%, 8/15/08                                24,975,090
 33,360,000      Skyworks Solutions, 4.75%, 11/15/07(b)                40,282,200
                                                                   --------------
                                                                   $  306,423,829
                                                                   --------------
                 Semiconductors - 4.5%
224,615,000      Conexant Systems, Inc., 4.0%, 2/1/07(b)           $  221,526,544
  5,325,000      Globespanvirata, Inc., 5.25%, 5/15/06                  5,298,375
 17,225,000      International Rectifier Corp., 4.25%, 7/15/07         17,289,594
 26,830,000      LSI Logic Corp., 4.0%, 5/15/10(b)                     27,366,600
103,544,000      Triquint Semiconductor, 4.0%, 3/1/07                 102,120,270
                                                                   --------------
                                                                   $  373,601,383
                                                                   --------------
                 Total Semiconductors                              $  680,025,212
                                                                   --------------
                 Software & Services - 1.8%
                 Application Software - 1.5%
 36,123,000      BEA Systems, Inc., 4.0%, 12/15/06                 $   36,258,461
 43,650,000      Mentor Graphics, 6.875%, 6/15/07                      48,942,563
    550,000      Mercury Interactive Corp., 4.75%, 7/1/07                 556,188
 35,800,000      Serena Software, Inc., 1.5%, 12/15/23 (144A)          37,813,750
                                                                   --------------
                                                                   $  123,570,962
                                                                   --------------


14    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
   Amount                                                                    Value
                 IT Consulting & Other Services - 0.3%
$38,900,000      Safeguard Scientifics, 2.625%, 3/15/24 (144A)      $   28,056,625
                                                                    --------------
                 Total Software & Services                          $  151,627,587
                                                                    --------------
                 Technology Hardware & Equipment - 8.1%
                 Communications Equipment - 3.6%
 50,500,000      Adaptec, Inc., 0.75%, 12/22/23 (144A)              $   49,426,875
 37,950,000      Commscope, Inc., 1.0%, 3/15/24 (144A)                  39,515,438
112,309,000      Corning, Inc., 3.5%, 11/1/08                          141,088,181
 12,450,000      Finisar Corp., 5.25%, 10/15/08+                        12,092,062
 59,040,000      Finisar Corp., 2.5%, 10/15/10+(b)                      50,479,200
                                                                    --------------
                                                                    $  292,601,756
                                                                    --------------
                 Computer Storage & Peripherals - 0.2%
 16,300,000      Maxtor Corp., 6.8%, 4/30/10(b)                     $   18,602,375
                                                                    --------------
                 Electronic Equipment & Instruments - 1.9%
 24,746,000      Electro Scientific Industries, 4.25%, 12/21/06     $   24,653,202
 40,620,000      Flir Systems, Inc., 3.0%, 6/1/23(b)                    53,364,525
 33,655,000      Radisys Corp., 5.5%, 8/15/07                           31,930,181
 43,280,000      Veeco Instruments, 4.125%, 12/21/08                    43,388,200
                                                                    --------------
                                                                    $  153,336,108
                                                                    --------------
                 Electronic Manufacturing Services - 2.0%
176,224,000      SCI Systems, Inc., 3.0%, 3/15/07(b)                $  169,395,320
                                                                    --------------
                 Technology Distributors - 0.4%
 38,800,000      Bell Microproducts Inc., 3.75%, 3/5/24 (144A)+     $   36,084,000
                                                                    --------------
                 Total Technology Hardware & Equipment              $  670,019,559
                                                                    --------------
                 Utilities - 0.1%
 10,550,000      CMS Energy Corp., 3.375%, 7/15/23 (144A)           $   11,222,562
                                                                    --------------
                 Total Utilities                                    $   11,222,562
                                                                    --------------
                 TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost $3,343,829,109)                              $3,725,296,590
                                                                    --------------


The accompanying notes are an integral part of these financial statements.    15

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
                 COMMON STOCKS - 0.2%
                 Energy - 0.1%
  728,581        Semco Energy, Inc.                            $  3,927,051
                                                               ------------
                 Total Energy                                  $  3,927,051
                                                               ------------
                 Semiconductors - 0.1%
4,381,555        EMCORE Corp.+                                 $ 13,057,034
                                                               ------------
                 Total Semiconductors                          $ 13,057,034
                                                               ------------
                 TOTAL COMMON STOCKS
                 (Cost $32,043,858)                            $ 16,984,085
                                                               ------------

 Principal
  Amount
                 CORPORATE BONDS - 50.5%
                 Automobiles & Components - 1.3%
$47,260,000      Intermet Corp., 9.75%, 6/15/09                $ 44,660,700
 64,270,000      RJ Tower Corp., 12.0%, 6/1/13(b)                62,823,925
                                                               ------------
                 Total Automobiles & Components                $107,484,625
                                                               ------------
                 Capital Goods - 5.9%
                 Aerospace & Defense - 2.6%
119,878,000      DRS Technologies, Inc., 6.875%, 11/1/13       $120,477,390
 27,215,000      Esterline Technologies, 7.75%, 6/15/13          28,303,600
 11,620,000      L-3 Communication Corp., 7.625%, 6/15/12        12,520,550
 16,175,000      L-3 Communication Corp., 6.125%, 7/15/13        16,094,125
 37,290,000      L-3 Communication Corp., 6.125%, 1/15/14
                   (144A)                                        37,103,550
                                                               ------------
                                                               $214,499,215
                                                               ------------
                 Building Products - 0.2%
 14,225,000      NCI Building Systems, Inc., 9.25%, 5/1/09     $ 14,847,344
                                                               ------------
                 Industrial Machinery - 3.1%
121,385,000      JLG Industries, Inc., 8.375%, 6/15/12(b)      $125,633,475
 45,725,000      Manitowoc Co., Inc., 10.5%, 8/1/12              52,126,500
 40,995,000      Manitowoc Co., Inc., 7.125%, 11/1/13(b)         42,839,775
 36,980,000      SPX Corp., 7.5%, 1/1/13                         39,106,350
                                                               ------------
                                                               $259,706,100
                                                               ------------
                 Total Capital Goods                           $489,052,659
                                                               ------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
  Amount                                                                 Value
                 Consumer Durables & Apparel - 0.7%
$15,340,000      Beazer Homes USA, 8.375%, 4/15/12              $   16,605,550
 38,720,000      Beazer Homes USA, 6.5%, 11/15/13 (144A)            37,945,600
                                                                --------------
                 Total Consumer Durables & Apparel              $   54,551,150
                                                                --------------
                 Energy - 5.5%
                 Oil & Gas Equipment and Services - 0.7%
 11,650,000      Grant Prideco Escrow, 9.0%, 12/15/09           $   12,960,625
 42,899,000      Transmontaigne, Inc., 9.125%, 6/1/10               44,185,970
                                                                --------------
                                                                $   57,146,595
                                                                --------------
                 Oil & Gas Exploration & Production - 0.1%
  8,890,000      Houston Exploration Co., 7.0%, 6/15/13         $    9,267,825
                                                                --------------
                 Oil & Gas Refining Marketing & Transportation - 4.7%
  4,400,000      Tesoro Petroleum Corp., 8.0%, 4/15/08          $    4,741,000
 17,415,000      Tesoro Petroleum Corp., 9.0%, 7/1/08               18,068,062
 90,369,000      Tesoro Petroleum Corp., 9.625%, 11/1/08(b)         99,405,900
237,380,000      Tesoro Petroleum Corp., 9.625%, 4/1/12(b)         267,645,950
                                                                --------------
                                                                $  389,860,912
                                                                --------------
                 Total Energy                                   $  456,275,332
                                                                --------------
                 Health Care Equipment & Services - 2.3%
                 Health Care Equipment - 0.1%
  7,500,000      Bio-Rad Laboratories, 7.5%, 8/15/13            $    8,100,000
                                                                --------------
                 Health Care Facilities - 1.8%
 14,150,000      HCA, Inc., 7.875%, 2/1/11                      $   15,622,293
 13,220,000      HCA, Inc., 6.95%, 5/1/12                           13,811,793
 13,117,000      HCA, Inc., 6.3%, 10/1/12                           13,166,897
 14,201,000      HCA, Inc., 6.25%, 2/15/13                          14,123,676
 21,645,000      HCA, Inc., 6.75%, 7/15/13                          22,253,506
 18,525,000      HCA, Inc., 7.69% 6/15/25                           18,696,653
  1,000,000      HCA, Inc., 7.58%, 9/15/25                             997,762
  8,445,000      HCA, Inc., 7.05%, 12/1/27                           7,938,477
 44,500,000      HCA, Inc., 7.5%, 11/6/33                           44,342,559
                                                                --------------
                                                                $  150,953,616
                                                                --------------


The accompanying notes are an integral part of these financial statements.    17

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                      Value
                 Health Care Supplies - 0.4%
$ 3,420,000      Fisher Scientific International, 8.125%, 5/1/12     $    3,710,700
  1,600,000      Fisher Scientific International, 8.0%, 9/1/13            1,752,000
 29,730,000      Inverness Medical Innovation, 8.75%, 2/15/12
                   (144A)                                                30,398,925
                                                                     --------------
                                                                         35,861,625
                                                                     --------------
                 Total Health Care Equipment & Services              $  194,915,241
                                                                     --------------
                 Materials - 13.2%
                 Commodity Chemicals - 2.2%
 27,375,000      Arco Chemical Co., 9.8%, 2/1/20                     $   27,238,125
  8,315,000      Lyondell Chemical Co., 11.125% 7/15/12                   9,229,650
  4,000,000      Lyondell Chemicals Co., 10.5%, 6/1/13                    4,380,000
  3,000,000      Lyondell Chemical Co., 9.875%, 5/1/07                    3,150,000
 67,605,000      Nova Chemicals Corp., 7.4%, 4/1/09                      72,337,350
 49,370,000      Nova Chemicals, Ltd., 7.875%, 9/15/25                   48,629,450
 19,150,000      Nova Chemicals, Ltd., 7.25%, 8/15/28                    20,107,500
                                                                     --------------
                                                                     $  185,072,075
                                                                     --------------
                 Construction Materials - 2.6%
188,035,000      Texas Industries, Inc., 10.25%, 6/15/11             $  213,419,725
                                                                     --------------
                 Diversified Metals & Mining - 0.9%
  3,600,000      Freeport-McMoran Copper & Gold, 6.875%,
                   2/1/14                                            $    3,240,000
 77,935,000      Freeport-McMoran Copper & Gold, 6.875%,
                   2/1/14 (144A)                                         70,141,500
                                                                     --------------
                                                                     $   73,381,500
                                                                     --------------
                 Metal & Glass Containers - 3.5%
 16,845,000      Ball Corp., 6.875%, 12/15/12                        $   17,771,475
 43,000,000      Crown Cork and Seal Co., Inc., 7.375%,
                   12/15/26                                              38,700,000
160,371,000      Crown Holdings, 9.5%, 3/1/11                           179,815,984
 48,830,000      Crown Holdings, 10.875%, 3/1/13                         56,886,950
                                                                     --------------
                                                                     $  293,174,409
                                                                     --------------


18    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
  Amount                                                                    Value
                 Paper Products - 3.7%
$85,420,000      Bowater Canada Finance, 7.95%, 11/15/11           $   90,972,300
  8,250,000      Bowater, Inc., 9.5%, 10/15/12                          9,363,750
177,140,000      Bowater, Inc., 6.5%, 6/15/13(b)                      171,382,950
 28,270,000      Bowater, Inc., 9.375%, 12/15/21                       31,662,400
                                                                   --------------
                                                                   $  303,381,400
                                                                   --------------
                 Specialty Chemicals - 0.3%
 16,940,000      Millennium America, Inc., 7.625%, 11/15/26        $   15,246,000
  8,130,000      Polyone Corp., 8.875%, 5/1/12(b)                       7,987,725
                                                                   --------------
                                                                   $   23,233,725
                                                                   --------------
                 Total Materials                                   $1,091,662,834
                                                                   --------------
                 Media - 3.2%
                 Advertising - 2.5%
192,125,000      Interpublic Group, Inc., 7.25%, 8/15/11           $  204,199,480
                                                                   --------------
                 Publishing - 0.7%
 47,740,000      Houghton Mifflin Co., 8.25%, 2/1/11               $   48,217,400
  9,965,000      Houghton Mifflin Co., 9.875%, 2/1/13                   9,840,438
                                                                   --------------
                                                                   $   58,057,838
                                                                   --------------
                 Total Media                                       $  262,257,318
                                                                   --------------
                 Pharmaceuticals & Biotechnology - 1.1%
 94,390,000      Valeant Pharmaceuticals, 7.0%, 12/15/11
                   (144A)                                          $   95,805,850
                                                                   --------------
                 Total Pharmaceuticals & Biotechnology             $   95,805,850
                                                                   --------------
                 Real Estate - 8.7%
                 Real Estate Investment Trusts - 4.6%
 47,270,000      BF Saul Real Estate Investment Trust, 7.5%,
                   3/1/14 (144A)                                   $   47,388,175
  2,230,000      BF Saul Real Estate Investment Trust, 7.5%,
                   3/1/14                                               2,235,575
 41,246,000      Crescent Real Estate, 7.5%, 9/15/07                   43,308,300
128,590,000      Crescent Real Estate, 9.25%, 4/15/09                 142,091,950
 54,291,000      Meristar Hospitality Corp., 9.0%, 1/15/08             55,919,730
 47,650,000      Meristar Hospitality Corp., 9.125%, 1/15/11           49,556,000
 36,005,000      Meristar Hospitality Operations Finance Corp.,
                   10.5%, 6/15/09                                      38,525,350
                                                                   --------------
                                                                   $  379,025,080
                                                                   --------------


The accompanying notes are an integral part of these financial statements.    19

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                 Value
                 Real Estate Mangement & Development - 4.1%
$99,730,000      Forest City Enterprises, 7.625%, 6/1/15        $  104,716,500
 19,800,000      LNR Property Corp., 7.625%, 7/15/13                20,394,000
142,695,000      LNR Property Corp., 7.25%, 10/15/13               144,121,950
 53,140,000      LNR Property Corp., 5.5%, 3/1/23 (144A)            71,008,325
                                                                --------------
                                                                $  340,240,775
                                                                --------------
                 Total Real Estate                              $  719,265,855
                                                                --------------
                 Retailing - 2.2%
                 Department Stores - 1.3%
102,517,000      J.C. Penney Co., Inc., 7.625%, 3/1/97          $  106,105,095
                                                                --------------
                 Distributors - 0.6%
 54,795,000      Wesco Distribution, Inc., 9.125%, 6/1/08       $   56,164,875
                                                                --------------
                 Specialty Stores - 0.3%
 21,305,000      Sonic Automotive, Inc., 8.625%, 8/15/13        $   22,956,137
                                                                --------------
                 Total Retailing                                $  185,226,107
                                                                --------------
                 Semiconductors - 0.1%
  4,500,000      Fairchild Semiconductor, 5.0%, 11/1/08         $    4,618,125
                                                                --------------
                 Total Semiconductors                           $    4,618,125
                                                                --------------
                 Technology Hardware & Equipment - 4.3%
                 Communications Equipment - 1.0%
 15,264,000      Corning Glass, 8.875%, 3/15/16                 $   17,408,241
  1,250,000      Corning, Inc., 5.9%, 3/15/14                        1,215,625
 14,300,000      Corning, Inc., 6.2%, 3/15/16                       13,871,000
 23,340,000      Corning, Inc., 8.875%, 8/16/21                     25,502,241
  1,000,000      Lucent Technologies, Inc., 6.5%, 1/15/28              792,500
 33,730,000      Lucent Technologies, Inc., 6.45%, 3/15/29          26,731,025
                                                                --------------
                                                                $   85,520,632
                                                                --------------
                 Electronic Equipment & Instruments - 0.8%
 59,280,000      General Cable Corp., 9.5%, 11/15/10 (144A)     $   64,911,600
                                                                --------------
                 Electronic Manufacturing Services - 0.5%
 35,450,000      Sanmina-SCI Corp., 10.375%, 1/15/10            $   41,476,500
                                                                --------------
                 Office Electronics - 0.3%
 25,426,000      Xerox Corp., 8.0%, 2/1/27                      $   24,281,830
                                                                --------------


20    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
   Amount                                                                   Value
                    Technology Distributors - 1.7%
$32,445,000         Arrow Electronic, Inc., 6.875%, 7/1/13         $   34,069,554
 75,690,000         Arrow Electronic, Inc., 6.875%, 6/1/18             76,330,186
 29,856,000         Arrow Electronic, Inc., 7.5%, 1/15/27              30,408,485
                                                                   --------------
                                                                   $  140,808,225
                                                                   --------------
                    Total Technology Hardware & Equipment          $  356,998,787
                                                                   --------------
                    Transportation - 0.6%
 47,650,000         Petroleum Helicopters, 9.375%, 5/1/09          $   50,509,000
                                                                   --------------
                    Total Transportation                           $   50,509,000
                                                                   --------------
                    Utilities - 1.4%
                    Electric Utilities - 1.3%
  4,025,000         CMS Energy Corp., 8.9%, 7/15/08                $    4,266,500
 50,990,000         CMS Energy Corp., 7.5%, 1/15/09                    51,372,425
 34,075,000         CMS Energy Corp., 7.75%, 8/1/10 (144A)             34,415,750
 14,170,000         CMS Energy Corp., 8.5%, 4/15/11                    14,843,075
                                                                   --------------
                                                                   $  104,897,750
                                                                   --------------
                    Water Utilities - 0.1%
 11,471,000         National Waterworks Co., 10.5%, 12/1/12        $   12,904,876
                                                                   --------------
                    Total Utilities                                $  117,802,626
                                                                   --------------
                    TOTAL CORPORATE BONDS
                    (Cost $3,962,182,594)                          $4,186,425,509
                                                                   --------------
   Shares           TEMPORARY CASH INVESTMENTS - 2.8%
227,769,108         Securities Lending Investment Fund, 1.02%      $  227,769,108
                                                                   --------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $227,769,108)                            $  227,769,108
                                                                   --------------
                    TOTAL INVESTMENTS IN SECURITIES - 101.6%
                    (Cost $7,845,544,757) (a)                      $8,422,802,282
                                                                   --------------
                    OTHER ASSETS AND LIABILITIES - (1.6)%          $ (133,414,070)
                                                                   --------------
                    TOTAL NET ASSETS - 100.0%                      $8,289,388,212
                                                                   ==============


The accompanying notes are an integral part of these financial statements.    21

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2004, the value of these securities amounted to $1,437,948,486 or 17.35% of total net assets.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

(a) At April 30, 2004, the net unrealized gain on investments based on the cost for federal income tax purposes of $7,848,270,245 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                       $724,299,042
    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                       (149,767,005)
                                                                    ------------
    Net unrealized gain                                             $574,532,037
                                                                    ============

(b)  At April 30, 2004, the following securities were out on loan.

 Principal                                                             Market
   Amount        Description                                            Value
$ 2,000,000      Axcelis Technologies, 4.25%, 1/15/07              $  1,977,500
 12,290,000      Bowater, Inc., 6.5%, 6/15/13                        11,987,752
  9,000,000      Coeur D'Alene Mines Corp., 1.25%, 1/15/24            8,201,250
    892,000      Community Health Systems, 4.25%, 10/15/08              945,520
  7,945,000      Conexant Systems, Inc., 4.0%, 2/1/07                 7,835,756
    224,000      Flir Systems, Inc., 3.0%, 6/1/23                       294,280
  6,500,000      Finisar Corp., 2.5%, 10/15/10+                       5,557,500
    100,000      Human Genome Sciences, 5.0%, 2/1/07                     99,125
    100,000      Inco, Ltd., 3.5%, 3/14/52                              126,875
    446,000      Interpublic Group Companies, 4.5%, 3/15/23             699,270
 23,423,000      JLG Industries, Inc., 8.375%, 6/15/12               24,477,035
 17,467,000      LSI Logic Corp., 4.0%, 5/15/10                      17,816,340
  9,240,000      Lifepoint Hospitals Holdings, 4.5%, 6/1/09           9,634,456
  2,785,000      Manitowoc Co., Inc., 7.125%, 11/1/13                 2,910,325
 11,500,000      Maxtor Corp., 6.8%, 4/30/10                         13,124,375
  1,255,000      Polyone Corp., 8.875%, 5/1/12                        1,233,038
 10,825,000      Quanta Services Inc., 4.5%, 10/1/23 (144A)+         10,554,375
 11,045,000      RJ Tower Corp., 12.0%, 6/1/13                       10,934,550
 28,529,000      SCI Systems, Inc., 3.0%, 3/15/07                    27,423,501
  6,221,000      Skyworks Solutions, 4.75%, 11/15/07                  7,511,858
 10,766,000      Tesoro Petroleum Corp., 9.625%, 11/1/08             11,896,430
 36,596,000      Tesoro Petroleum Corp., 9.625%, 4/1/12              41,353,480
  1,900,000      Wilson Greatbatch Technology, 2.25%, 6/15/13+        2,194,500
                                                                   ------------
                Total                                              $218,789,090
                                                                   ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2004, aggregated $2,752,718,437 and $2,219,248,646, respectively.


22    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated, at value (including
     securities loaned of $218,789,090) (cost $7,022,831,904)       $7,587,381,378
  Investment in securities of affiliated issuers
     (cost $822,564,094)                                               835,420,904
                                                                    --------------
       Total Investment in Securities (cost $7,845,544,757)         $8,422,802,282
                                                                    --------------
  Cash                                                                     391,314
  Receivables -
     Investment securities sold                                        122,963,779
     Fund shares sold                                                   25,188,036
     Dividends and Interest                                            134,077,694
  Other                                                                    199,428
                                                                    --------------
       Total assets                                                 $8,705,622,533
                                                                    --------------
LIABILITIES:
  Payables -
     Investment securities purchased                                $   16,238,683
     Fund shares repurchased                                            78,721,403
     Dividends                                                          18,407,334
     Upon return of securities loaned                                  227,769,108
     Line of credit                                                     64,857,992
  Due to affiliates                                                      9,884,360
  Accrued expenses                                                         355,441
                                                                    --------------
       Total liabilities                                            $  416,234,321
                                                                    --------------
NET ASSETS:
  Paid-in capital                                                   $7,515,751,662
  Distributions in excess of net investment income                      (9,134,942)
  Accumulated net realized gain on investments                         205,513,967
  Net unrealized gain on investments                                   577,257,525
                                                                    --------------
       Total net assets                                             $8,289,388,212
                                                                    ==============
NET ASSET VALUE PER SHARE:
No Par Value (Unlimited number of shares authorized)
  Class A (based on $3,660,416,063/312,051,014 shares)              $        11.73
                                                                    ==============
  Class B (based on $1,858,594,492/157,843,760 shares)              $        11.77
                                                                    ==============
  Class C (based on $2,588,504,560/217,895,504 shares)              $        11.88
                                                                    ==============
  Class R (based on $3,433,969/266,608 shares)                      $        12.88
                                                                    ==============
  Class Y (based on $178,439,128/15,246,751 shares)                 $        11.70
                                                                    ==============
MAXIMUM OFFERING PRICE:
  Class A (11.73/95.5%)                                             $        12.28
                                                                    ==============
  Class C (11.88/99.0%)                                             $        12.00
                                                                    ==============


The accompanying notes are an integral part of these financial statements.    23

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04

INVESTMENT INCOME:
  Interest (including income from affiliated issuers of
   $13,511,489)                                              $286,342,015
  Dividends                                                     1,709,229
  Income from securities loaned, net                              507,318
  Other                                                           235,831
                                                             ------------
       Total investment income                                                $ 288,794,393
                                                                              -------------
EXPENSES:
  Management fees                                            $ 24,456,190
  Transfer agent fees
     Class A                                                    2,616,962
     Class B                                                    1,593,409
     Class C                                                    1,916,647
     Class R                                                          552
     Class Y                                                       38,259
  Distribution fees
     Class A                                                    4,576,305
     Class B                                                    9,607,169
     Class C                                                   13,097,493
     Class R                                                        3,790
  Administrative fees                                             641,678
  Custodian fees                                                  173,621
  Registration fees                                               425,839
  Professional fees                                                83,809
  Printing                                                         97,423
  Fees and expenses of nonaffiliated trustees                      79,416
  Interest expense                                                113,465
  Miscellaneous                                                   131,047
                                                             ------------
       Total expenses                                                         $  59,653,074
                                                                              -------------
       Less fees paid indirectly                                              $     (34,188)
                                                                              -------------
       Net expenses                                                           $  59,618,886
                                                                              -------------
         Net investment income                                                $ 229,175,507
                                                                              -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments (including net
   realized gain from affiliated issuers of $2,827,305)                       $ 207,664,417
  Change in net unrealized gain on investments                                 (100,740,089)
                                                                              -------------
  Net gain on investments                                                     $ 106,924,328
                                                                              -------------
  Net increase in net assets resulting from operations                        $ 336,099,835
                                                                              =============


24    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03

                                                           Six Months
                                                              Ended
                                                             4/30/04            Year Ended
                                                           (unaudited)           10/31/03
FROM OPERATIONS:
  Net investment income                                 $    229,175,507    $    385,072,078
  Net realized gain on investments                           207,664,417          76,899,364
  Change in net unrealized gain on investments              (100,740,089)      1,146,096,837
                                                        ----------------    ----------------
   Net increase in net assets resulting
     from operations                                    $    336,099,835    $  1,608,068,279
                                                        ----------------    ----------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
   Class A ($0.37 and $0.79 per share, respectively)    $   (112,074,724)   $   (165,880,856)
   Class B ($0.32 and $0.71 per share, respectively)         (51,193,289)        (94,090,533)
   Class C ($0.32 and $0.72 per share, respectively)         (69,299,806)       (110,592,957)
   Class R ($0.36 and $0.41 per share, respectively)             (41,651)             (2,767)
   Class Y ($0.39 and $0.83 per share, respectively)          (5,700,979)         (6,422,054)
  Net realized gain:
   Class A ($0.01 and $0.01 per share, respectively)    $     (2,781,915)   $     (2,552,816)
   Class B ($0.01 and $0.01 per share, respectively)          (1,545,064)         (1,491,980)
   Class C ($0.01 and $0.01 per share, respectively)          (2,012,791)         (1,886,004)
   Class R ($0.01 and $0.01 per share, respectively)                (325)               (139)
   Class Y ($0.01 and $0.01 per share, respectively)            (139,540)           (131,145)
                                                        ----------------    ----------------
     Total distributions to shareowners                 $   (244,790,084)   $   (383,051,251)
                                                        ----------------    ----------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                      $  1,895,280,406    $  4,963,329,806
  Reinvestment of distributions                              129,107,024         182,592,371
  Cost of shares repurchased                              (1,548,550,860)     (1,782,282,171)
                                                        ----------------    ----------------
   Net increase in net assets resulting from Fund
     share transactions                                 $    475,836,570    $  3,363,640,006
                                                        ----------------    ----------------
   Net increase in net assets                           $    567,146,321    $  4,588,657,034
                                                        ----------------    ----------------
NET ASSETS:
  Beginning of period                                   $  7,722,241,891    $  3,133,584,857
                                                        ----------------    ----------------
  End of period (including distributions in excess of
   net investment income of $9,134,942 and $0,
   respectively)                                        $  8,289,388,212    $  7,722,241,891
                                                        ================    ================


The accompanying notes are an integral part of these financial statements.    25

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03

                                   '04 Shares       '04 Amount
                                   (unaudited)      (unaudited)        '03 Shares        '03 Amount
CLASS A
Shares sold                         99,393,910    $1,189,342,677       237,583,680    $  2,511,909,249
Reinvestment of distributions        6,060,162        72,312,356         9,218,419          98,219,011
Less shares repurchased            (75,516,489)     (904,358,913)     (102,611,104)     (1,106,704,023)
                                   -----------    --------------      ------------    ----------------
  Net increase                      29,937,583    $  357,296,120       144,190,995    $  1,503,424,237
                                   ===========    ==============      ============    ================
CLASS B
Shares sold                         13,138,378    $  157,511,949        80,360,767    $    838,691,207
Reinvestment of distributions        1,788,253        21,393,976         3,277,265          34,873,710
Less shares repurchased            (17,834,850)     (214,297,630)      (20,754,975)       (224,281,726)
                                   -----------    --------------      ------------    ----------------
  Net increase (decrease)           (2,908,219)   $  (35,391,705)       62,883,057    $    649,283,191
                                   ===========    ==============      ============    ================
CLASS C
Shares sold                         40,844,660    $  494,129,911       136,136,058    $  1,446,297,628
Reinvestment of distributions        2,628,963        31,744,476         4,228,084          45,550,009
Less shares repurchased            (31,384,720)     (380,137,533)      (36,949,716)       (404,426,229)
                                   -----------    --------------      ------------    ----------------
  Net increase                      12,088,903    $  145,736,854       103,414,426    $  1,087,421,408
                                   ===========    ==============      ============    ================
CLASS R*
Shares sold                            369,298    $    4,868,648            15,792    $        189,191
Reinvestment of distributions            3,048            39,838               236               2,898
Less shares repurchased               (121,753)       (1,606,336)              (13)               (162)
                                   -----------    --------------      ------------    ----------------
  Net increase                         250,593    $    3,302,150            16,015    $        191,927
                                   ===========    ==============      ============    ================
CLASS Y
Shares sold                          4,126,334    $   49,427,221        15,486,156    $    166,242,531
Reinvestment of distributions          303,924         3,616,378           365,482           3,946,743
Less shares repurchased             (4,020,937)      (48,150,448)       (4,274,371)        (46,870,031)
                                   -----------    --------------      ------------    ----------------
  Net increase                         409,321    $    4,893,151        11,577,267    $    123,319,243
                                   ===========    ==============      ============    ================

* Class R shares were first publicly offered on April 1, 2003.


26    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended
                                                                4/30/04          Year Ended      Year Ended
                                                              (unaudited)         10/31/03        10/31/02
CLASS A
Net asset value, beginning of period                           $  11.59          $    9.14       $   10.41
                                                               ---------         ---------       ---------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.35          $    0.80       $    0.96
 Net realized and unrealized gain (loss) on investments            0.17               2.45           (1.24)
                                                               ---------         ---------       ---------
  Net increase (decrease) from investment operations           $   0.52          $    3.25       $   (0.28)
Distributions to shareowners:
 Net investment income                                            (0.37)             (0.79)          (0.99)
 Net realized gain                                                (0.01)             (0.01)              -
                                                               ---------         ---------       ---------
Net increase (decrease) in net asset value                     $   0.14          $    2.45       $   (1.27)
                                                               ---------         ---------       ---------
Net asset value, end of period                                 $  11.73          $   11.59       $    9.14
                                                               =========         =========       =========
Total return*                                                      4.43%             36.83%          (3.53)%
Ratio of net expenses to average net assets                        1.02%**+           1.06%+          1.03%+
Ratio of net investment income to average net assets               5.87%**+           7.30%+          9.20%+
Portfolio turnover rate                                              54%**              38%             29%
Net assets, end of period (in thousands)                       $3,660,416        $3,268,359      $1,260,074
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                      1.02%**            1.06%           1.10%
 Net investment income                                             5.87%**            7.30%           9.13%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                      1.02%**            1.06%           1.03%
 Net investment income                                             5.87%**            7.30%           9.20%

                                                              Year Ended    Year Ended    Year Ended
                                                               10/31/01    10/31/00 (a)    10/31/99
CLASS A
Net asset value, beginning of period                           $ 11.35       $  9.65       $  8.50
                                                               -------       -------       -------
Increase (decrease) from investment operations:
 Net investment income                                         $  1.08       $  0.96       $  0.70
 Net realized and unrealized gain (loss) on investments          (0.62)         1.94          1.14
                                                               -------       -------       -------
  Net increase (decrease) from investment operations           $  0.46       $  2.90       $  1.84
Distributions to shareowners:
 Net investment income                                           (1.06)        (1.05)        (0.69)
 Net realized gain                                               (0.34)        (0.15)            -
                                                               -------       -------       -------
Net increase (decrease) in net asset value                     $ (0.94)      $  1.70       $  1.15
                                                               -------       -------       -------
Net asset value, end of period                                 $ 10.41       $ 11.35       $  9.65
                                                               =======       =======       =======
Total return*                                                     4.32%        31.12%        22.20%
Ratio of net expenses to average net assets                       0.96%+        0.95%         1.90%
Ratio of net investment income to average net assets              9.54%+        8.96%         7.13%
Portfolio turnover rate                                             24%           57%           64%
Net assets, end of period (in thousands)                       $345,825      $57,592       $ 7,591
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                     1.24%         1.94%         3.67%
 Net investment income                                            9.26%         7.97%         5.36%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                     0.93%         0.88%         1.90%
 Net investment income                                            9.57%         9.03%         7.13%

(a) Pioneer Investment Management, Inc. assumed investment management of the Fund on February 25, 2000. Prior to that date, the Fund was advised by EQSF Advisors, Inc.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    27

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              4/30/04         Year Ended     Year Ended
                                                            (unaudited)        10/31/03       10/31/02
CLASS B
Net asset value, beginning of period                         $   11.63        $     9.16       $ 10.45
                                                             ---------        ----------       -------
Increase (decrease) from investment operations:
 Net investment income                                       $    0.30        $     0.72       $  0.88
 Net realized and unrealized gain (loss) on investments           0.17              2.47         (1.25)
                                                             ---------        ----------       -------
  Net increase (decrease) from investment operations         $    0.47        $     3.19       $ (0.37)
Distributions to shareowners:
 Net investment income                                           (0.32)            (0.71)        (0.92)
 Net realized gain                                               (0.01)            (0.01)            -
                                                             ---------        ----------       -------
Net increase (decrease) in net asset value                   $    0.14        $     2.47       $ (1.29)
                                                             ---------        ----------       -------
Net asset value, end of period                               $   11.77        $    11.63       $  9.16
                                                             =========        ==========       =======
Total return*                                                     4.01%            35.94%        (4.20)%
Ratio of net expenses to average net assets+                      1.79%**           1.85%         1.80%
Ratio of net investment income to average net assets+             5.12%**           6.58%         8.43%
Portfolio turnover                                                  54%**             38%           29%
Net assets, end of period (in thousands)                     $1,858,594       $1,868,749       $896,904
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                     1.79%**           1.85%         1.87%
 Net investment income                                            5.12%**           6.58%         8.37%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                     1.79%**           1.85%         1.79%
 Net investment income                                            5.12%**           6.58%         8.44%

                                                                           2/25/00
                                                            Year Ended        to
                                                             10/31/01    10/31/00 (a)
CLASS B
Net asset value, beginning of period                         $  11.41      $ 11.34
                                                             --------      -------
Increase (decrease) from investment operations:
 Net investment income                                       $   1.00      $  0.69
 Net realized and unrealized gain (loss) on investments         (0.63)        0.08
                                                             --------      -------
  Net increase (decrease) from investment operations         $   0.37      $  0.77
Distributions to shareowners:
 Net investment income                                          (0.99)       (0.70)
 Net realized gain                                              (0.34)           -
                                                             --------      -------
Net increase (decrease) in net asset value                   $  (0.96)     $  0.07
                                                             --------      -------
Net asset value, end of period                               $  10.45      $ 11.41
                                                             ========      =======
Total return*                                                    3.45%        7.04%
Ratio of net expenses to average net assets+                     1.72%        1.47%**
Ratio of net investment income to average net assets+            8.70%        8.44%**
Portfolio turnover                                                 24%          57%
Net assets, end of period (in thousands)                     $326,596      $46,069
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                    2.00%        2.19%**
 Net investment income                                           8.42%        7.92%**
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                    1.69%        1.40%**
 Net investment income                                           8.73%        8.50%**

(a) Class B Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


28    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended
                                                               4/30/04        Year Ended     Year Ended
                                                             (unaudited)       10/31/03       10/31/02
CLASS C
Net asset value, beginning of period                         $   11.73        $     9.25       $ 10.55
                                                             ---------        ----------       -------
Increase (decrease) from investment operations:
 Net investment income                                       $    0.31        $     0.72       $  0.90
 Net realized and unrealized gain (loss) on investments           0.17              2.47         (1.27)
                                                             ---------        ----------       -------
  Net increase (decrease) from investment operations         $    0.48        $     3.21       $ (0.37)
Distributions to shareowners:
 Net investment income                                           (0.32)            (0.72)        (0.93)
 Net realized gain                                               (0.01)            (0.01)            -
                                                             ---------        ----------       -------
Net increase (decrease) in net asset value                   $    0.15        $     2.48       $ (1.30)
                                                             ---------        ----------       -------
Net asset value, end of period                               $   11.88        $    11.73       $  9.25
                                                             =========        ==========       =======
Total return*                                                     4.07%            35.77%        (4.27)%
Ratio of net expenses to average net assets+                      1.77%**           1.82%         1.77%
Ratio of net investment income to average net assets+             5.12%**           6.53%         8.45%
Portfolio turnover rate                                             54%**             38%           29%
Net assets, end of period (in thousands)                     $2,588,505       $2,413,415       $946,866
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                     1.77%**           1.82%         1.83%
 Net investment income                                            5.12%**           6.53%         8.39%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                     1.77%**           1.82%         1.75%
 Net investment income                                            5.12%**           6.53%         8.46%

                                                                          2/25/00
                                                            Year Ended       to
                                                             10/31/01    10/31/00(a)
CLASS C
Net asset value, beginning of period                         $  11.51     $ 11.34
                                                             --------     -------
Increase (decrease) from investment operations:
 Net investment income                                       $   1.01     $  0.69
 Net realized and unrealized gain (loss) on investments         (0.63)       0.19
                                                             --------     -------
  Net increase (decrease) from investment operations         $   0.38     $  0.88
Distributions to shareowners:
 Net investment income                                          (1.00)      (0.71)
 Net realized gain                                              (0.34)          -
                                                             --------     -------
Net increase (decrease) in net asset value                   $  (0.96)    $  0.17
                                                             --------     -------
Net asset value, end of period                               $  10.55     $ 11.51
                                                             ========     =======
Total return*                                                    3.50%       7.98%
Ratio of net expenses to average net assets+                     1.69%       1.47%**
Ratio of net investment income to average net assets+            8.67%       8.41%**
Portfolio turnover rate                                            24%         57%
Net assets, end of period (in thousands)                     $219,142     $20,788
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                    1.97%       2.15%**
 Net investment income                                           8.39%       7.72%**
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                    1.66%       1.39%**
 Net investment income                                           8.70%       8.48%**

(a) Class C Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    29

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended
                                                            4/30/04        4/1/03 to
                                                          (unaudited)     10/31/03 (a)
CLASS R
Net asset value, beginning of period                        $ 12.66         $ 11.18
                                                            -------         -------
Increase from investment operations:
  Net investment income                                     $  0.36         $  0.44
  Net realized and unrealized gain on investments              0.23            1.46
                                                            -------         -------
   Net increase from investment operations                  $  0.59         $  1.90
Distributions to shareowners:
  Net investment income                                       (0.36)          (0.41)
  Net realized gain                                         $ (0.01)        $ (0.01)
                                                            -------         -------
Net increase in net asset value                             $  0.22         $  1.48
                                                            -------         -------
Net asset value, end of period                              $ 12.88         $ 12.66
                                                            =======         =======
Total return*                                                  4.65%          17.27%
Ratio of net expenses to average net assets+                   1.19%**         1.17%**
Ratio of net investment income to average net assets+          5.54%**         6.48%**
Portfolio turnover rate                                          54%**           38%
Net assets, end of period (in thousands)                    $ 3,434         $   203
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                 1.19%**         1.17%**
  Net investment income                                        5.54%**         6.48%**

(a) Class R Shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


30    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended                                                2/25/00
                                                             4/30/04       Year Ended   Year Ended   Year Ended       to
                                                           (unaudited)      10/31/03     10/31/02     10/31/01   10/31/00 (a)
CLASS Y
Net asset value, beginning of period                         $ 11.56        $   9.12     $ 10.39      $ 11.32      $ 11.34
                                                             -------        --------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.37        $   0.85     $  0.97      $  1.06      $  0.74
 Net realized and unrealized gain (loss) on investments         0.17            2.43       (1.22)       (0.61)       (0.02)
                                                             -------        --------     -------      -------      -------
  Net increase (decrease) from investment operations         $  0.54        $   3.28     $ (0.25)     $  0.45      $  0.72
Distributions to shareowners:
 Net investment income                                         (0.39)          (0.83)      (1.02)       (1.04)       (0.74)
 Net realized gain                                             (0.01)          (0.01)          -        (0.34)           -
                                                             -------        --------     -------      -------      -------
Net increase (decrease) in net asset value                   $  0.14        $   2.44     $ (1.27)     $ (0.93)     $ (0.02)
                                                             -------        --------     -------      -------      -------
Net asset value, end of period                               $ 11.70        $  11.56     $  9.12      $ 10.39      $ 11.32
                                                             =======        ========     =======      =======      =======
Total return*                                                   4.61%          37.26       (3.14)%       4.28%        6.56%
Ratio of net expenses to average net assets+                    0.67%**         0.71%       0.71%        0.62%        0.35%**
Ratio of net investment income to average net assets+           6.22%**         7.45%       9.59%       10.04%        6.59%**
Portfolio turnover rate                                           54%**           38%         29%          24%          57%
Net assets, end of period (in thousands)                     $178,439       $171,517     $29,740      $ 3,340      $ 1,769
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                   0.67%**         0.71%       0.78%        0.92%        1.06%**
 Net investment income                                          6.22%**         7.45%       9.53%        9.74%        6.11%**
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                   0.67%**         0.71%       0.70%        0.59%        0.29%**
 Net investment income                                          6.22%**         7.45%       9.61%       10.07%        6.63%**

(a) Class Y Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    31

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Yield Fund (the Fund), originally, Third Avenue High Yield Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective February 25, 2000, the Fund was reorganized as a Delaware statutory trust. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Class B, Class C, and Class Y shares were first publicly offered on February 25, 2000. Class R shares were first publicly offered April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   yield equivalents or a pricing matrix. As of April 30, 2004, there were no securities fair valued. Discount and premium on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis and are included in interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Fund invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended October 21, 2003 was as follows:

-------------------------------------------------
                                         2003
-------------------------------------------------
  Distributions paid from:
   Ordinary Income                   $376,989,167
   Long-Term capital gain               6,062,084
                                     ------------
    Total                            $383,051,251
                                     ============
-------------------------------------------------

   The following shows components of distributable earnings on a federal income tax basis at October 31, 2003.

-------------------------------------------------
                                         2003
-------------------------------------------------
  Undistributed ordinary income      $    641,498
  Undistributed long-term gain          6,413,176
  Unrealized appreciation             675,272,125
                                     ------------
    Total                            $682,326,799
                                     ============
-------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and discount accretion on debt securities.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $944,017 in underwriting commissions on the sale of Fund shares during the six months ended April 30, 2004.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & co., the Fund's custodian.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Effective February 1st, 2004, management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% of the next $500 million, 0.60% of the next $4 billion, 0.55% of the next $1 billion, 0.50% of the next $1 billion, 0.45% of the next $1 billion, 0.40% of the next $1 billion, 0.35% of the next $1 billion, and 0.30% of assets over $10 billion. Prior to February 1st, 2004, management fees were calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.60% of the excess over $1 billion.

Through October 31, 2005, PIM may recover expenses that it incurred under PIM's prior expense limitation (within three years of being incurred) from the Fund to the extent the expense ratio of the Fund's Class A shares is less than 1.00%. Each class will reimburse PIM no more than the amount by which that class' expenses were reduced. Prior to October 31, 2002, under an expense limit and reimbursement agreement, PIM had agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Class A expenses to 1.00% of average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B, Class C, and Class Y shares were reduced only to the extent that such expenses were reduced for Class A shares. From February 25, 2000 to May 1, 2001, PIM's expense limitation was 0.75% of average daily net assets. As of April 30, 2004, PIM may recover up to $2,253,606 of previously waived and reimbursed expenses from the Fund under the expense limitation agreement.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30,

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2004, approximately $4,198,531 was payable to PIM related to management fees and administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $986,211 in transfer agent fees payable to PIMSS at April 30, 2004.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to Class A Shares, Class B Shares, Class C Shares and Class R Shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A Shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $4,699,618 in distribution fees payable to PFD at April 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2004, CDSCs in the amount of $5,236,838 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended April 30, 2004 the Fund's expenses were reduced by $34,188 under such arrangements.

6. Line of Credit Facility

The Fund, has a $150 million committed, unsecured revolving line of credit facility. The Fund may borrow up to the lesser of $150 million or the limit set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Fund pays a quarterly commitment fee for this facility at the annual rate of 0.10% on the unused facility.

For the six months ended April 30, 2004, the average daily amount of borrowings outstanding during the period was $14,927,107. The related weighted average annualized interest rate for the period was 1.5%, and the total interest expense on such borrowings was $113,465. As of April 30, 2004, the loan borrowing was $64,857,992.

7. Affiliated Companies

The Fund's investments in the following securities, when and if converted into voting stock, will exceed 5% of the outstanding voting stock of the issuer and are therefore considered to be affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of, and for the six months ended, April 30, 2004:

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                    Purchases
                                                   of Shares/$      Sales of                      Shares/$
                                    Beginning       Principal       Principal                     Principal
Affiliates                           Balance          Amount         Amount         Income         Amount          Value
---------------------------------------------------------------------------------------------------------------------------
Bell Microproducts Inc.,
  3.75%, 3/5/24 (144A)            $          -    $ 38,800,000    $         -    $   226,333    $ 38,800,000   $ 36,084,000
CV Therapeutics, 4.75%,
  3/7/07                            87,369,000    $ 20,200,000              -      2,692,382    $ 98,176,832    102,728,395
CV Therapeutics 2.0%,
  05/16/23                          37,600,000               -              -        344,393    $ 27,307,000     28,576,000
EDO Corp., 5.25%, 4/15/07           57,835,000               -              -      1,518,169    $ 62,028,037     61,594,275
EMCORE Corp., 5.0%, 5/15/11                  -    $ 45,952,000              -        438,856    $ 45,952,000     42,448,160
EMCORE Corporation                           -       4,381,555              -              -       4,381,555     13,057,034
Finisar Corp., 5.25%, 10/15/08       1,000,000    $ 11,450,000              -        353,529    $ 12,386,250     12,092,063
Finisar Corp., 2.5%, 10/15/10       41,175,000    $ 17,865,000              -        283,288    $ 62,848,688     50,479,200
Graftech International,
  1.625%, 1/15/24 (144A)                     -    $ 99,395,000              -        444,071    $ 99,395,000     87,219,113
McMoran Exploration Co.,
  6.0%, 7/2/08                      36,770,000               -              -      1,831,969    $ 46,168,412     50,788,563
Millennium Chemicals Inc.,
  4.0%, 11/15/23 (144A)                      -    $ 52,850,000              -        916,181    $ 52,850,000     78,085,875
Quanta Services Inc., 4.0%,
  7/1/07                            33,400,000    $ 10,670,000              -      1,004,445    $ 41,016,800     41,187,713
Quanta Services Inc., 4.5%,
  10/1/23 (144A)                    53,250,000    $  6,125,000              -      1,346,656    $ 64,966,250     57,890,625
Quanta Services Inc., 4.5%,
  10/1/23                                    -    $  2,970,000              -         72,023    $  2,970,000      2,895,750
Vertex Pharmaceuticals Inc.,
  5.75%, 2/15/11 (144A)                      -    $ 87,107,895    $19,550,000      1,055,399    $ 67,557,895     62,330,138
Wabash National Corp.,
  3.25%, 8/1/08 (144A)              36,770,000               -    $   400,000        582,014    $ 50,045,000     55,224,500
Wilson Greatbatch Technology,
  2.25%, 6/15/13                    45,714,375    $  6,800,000              -        401,781    $ 45,714,375     52,739,500
                                  ------------    ------------    -----------    -----------    ------------   ------------
Totals                            $531,855,539    $317,458,555    $19,950,000    $13,511,489    $822,564,094   $835,420,904
---------------------------------------------------------------------------------------------------------------------------

Pioneer High Yield Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-55014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    15902-00-0604
Boston, Massachusetts 02109     (Copyright) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2004

* Print the name and title of each signing officer under his or her signature.